Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument, Unamortized Discount (Premium), Net	$ 69,714	$ 0
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	3,000,000,000	3,000,000,000
Common Stock, Shares, Issued	140,186,096	132,565,226
Treasury Stock, Preferred, Shares		1
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized	1	1
Preferred Stock, Shares Outstanding	1	0
Preferred Stock, Value, Issued
Treasury Stock, Preferred, Shares		1